Advance to Suppliers - Schedule of Movement of the Allowance for Doubtful Accounts (Details) - Advance to Suppliers [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Movement of the Allowance for Doubtful Accounts [Line Items]
Balance as of January 1	$ 3,982,991	$ 4,186,385
Provisions for doubtful accounts	708,907	83,874
Changes due to foreign exchange	(108,806)	(119,520)
Balance as of December 31	$ 4,583,092	$ 3,982,991